Guarantees, Commitments and Pledged Assets - Additional information (Detail) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Oct. 31, 2022
Guarantees commitments and pledged assets [Line Items]
Other executory contracts	$ 800
Executory contract period	20 years
Top of range [member]
Guarantees commitments and pledged assets [Line Items]
Liquidity facilities expiration period		3 years